Leases - Schedule of Right-of-use Assets (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Operating Lease [Abstract]
Balance as at April 1, 2019	$ 24,994
Additions to right-of-use assets	3,974
Additions to right-of-use assets (related to business combination, refer note 8 (b))	945
Effect of movements in foreign exchange rates	(1,299)
Depreciation charged during the year ended March 31, 2020	(5,284)
Balance as at March 31, 2020	$ 23,330